United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if amendment [  ]; Amendment Number
This Amendment (Check only one.) [  ] is a restatement
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 415 N. McKinley, Suite 1200
         Little Rock, AR 72205

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas	February 14, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 95

Form 13F Information Tablle Value Total: $168,777

List of Other Included Managers:
No.		13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109     1441    83206 SH       SOLE                    83206
Acxiom Corp                    COM              005125109     5285   135740 SH       SOLE                   135740
Alcoa, Inc.                    COM              022249106     1807    53944 SH       SOLE                    53944
Alltel Corp                    COM              020039103     2139    34257 SH       SOLE                    34257
American Home Prods            COM              026609107     1990    31320 SH       SOLE                    31320
Amgen                          COM              031162100     4641    72580 SH       SOLE                    72580
Anadarko Pete Corp             COM              032511107      533     7500 SH       SOLE                     7500
Anheuser Busch Cos             COM              035229103      482    10600 SH       SOLE                    10600
BJ Services                    COM              055482103     4093    59425 SH       SOLE                    59425
BMC Software Inc               COM              055921100      384    27425 SH       SOLE                    27425
BP Amoco PLC ADR               COM              055622104      570    11916 SH       SOLE                    11916
Baker Hughes Inc               COM              057224107     2125    51120 SH       SOLE                    51120
Barrett Resources              COM              068480201     1623    28570 SH       SOLE                    28570
Bellsouth Corp                 COM              079860102      244     5972 SH       SOLE                     5972
Birmingham Stl Corp            COM              091250100       34    34100 SH       SOLE                    34100
Bombay Company                 COM              097924104       24    12300 SH       SOLE                    12300
Bristol Myers Squibb           COM              110122108     3834    51859 SH       SOLE                    51859
Burlington Res Inc             COM              122014103     2305    45636 SH       SOLE                    45636
Chiquita Brands Int'l          COM              170032106       67    66850 SH       SOLE                    66850
Citigroup                      COM              172967101     5808   113736 SH       SOLE                   113736
Clayton Homes Inc              COM              184190106      470    40881 SH       SOLE                    40881
Coca Cola Co                   COM              191216100     1124    18450 SH       SOLE                    18450
Colonial Properties Tr         COM              195872106      723    27745 SH       SOLE                    27745
Comcast Corp                   COM              200300200     3689    88350 SH       SOLE                    88350
Cummins Engine Inc             COM              231021106     1268    33425 SH       SOLE                    33425
Diamond Offshore               COM              25271C102     1554    38850 SH       SOLE                    38850
Dole Food Company Inc          COM              256605106      880    53730 SH       SOLE                    53730
Eastman Chemical Co            COM              277432100      592    12150 SH       SOLE                    12150
Enron Corp                     COM              293561106     6133    73782 SH       SOLE                    73782
Equity Res Prop Tr             COM              29476L107     1195    21605 SH       SOLE                    21605
Exxon Mobil Corp               COM              302290101     3402    39127 SH       SOLE                    39127
Federal Natl Mtg Assn          COM              313586109     5277    60835 SH       SOLE                    60835
Filene's Basement              COM              316866102        0    15000 SH       SOLE                    15000
First Data Corp                COM              319963104     2985    56660 SH       SOLE                    56660
Ford Mtr Co Del                COM              345370100     1809    77167 SH       SOLE                    77167
Freeport-McMoran Copper & Gold COM              35671D600      316    18100 SH       SOLE                    18100
General Elec Co                COM              369604103     2838    59210 SH       SOLE                    59210
Halliburton Co                 COM              406216101      263     7250 SH       SOLE                     7250
Harland John H Co              COM              412693103     1194    84550 SH       SOLE                    84550
Hartmarx Corp                  COM              417119104       72    30140 SH       SOLE                    30140
Hewlett Packard Co             COM              428236103      460    14560 SH       SOLE                    14560
Hillenbrand Inds               COM              431573104     1688    32775 SH       SOLE                    32775
Homestake Mng Co               COM              437614100      469   112100 SH       SOLE                   112100
IMC Global Inc                 COM              449669100     1578   101375 SH       SOLE                   101375
Intel Corp                     COM              458140100     2906    96659 SH       SOLE                    96659
International Paper Co         COM              460146103      932    22843 SH       SOLE                    22843
Intl Business Mach             COM              459200101     1135    13350 SH       SOLE                    13350
Ipalco Enterprises             COM              462613100      377    15600 SH       SOLE                    15600
Kaman Corp Cl A                COM              483548103      182    10800 SH       SOLE                    10800
Kinross Gold                   COM              496902107       12    24848 SH       SOLE                    24848
Lockheed Martin Corp           COM              539830109     2530    74529 SH       SOLE                    74529
Loews Corp                     COM              540424108     2274    21960 SH       SOLE                    21960
Lowes Cos Inc                  COM              548661107     3117    70050 SH       SOLE                    70050
Lucent Technologies Inc        COM              549463107      250    18512 SH       SOLE                    18512
Lyondell Chemical              COM              552078107     1243    81150 SH       SOLE                    81150
Merck & Co Inc                 COM              589331107      559     5972 SH       SOLE                     5972
Motorola Inc                   COM              620076109      296    14600 SH       SOLE                    14600
New Amer Hi Inc Fd             COM              641876107       92    35000 SH       SOLE                    35000
New Plan Excel Realty          COM              648053106      856    65235 SH       SOLE                    65235
Newmont Mng Corp               COM              651639106     1979   115964 SH       SOLE                   115964
Noble Affiliates               COM              654894104     1889    41065 SH       SOLE                    41065
Nortel Networks Corp           COM              656568102     1915    59735 SH       SOLE                    59735
Northrop Grumman               COM              666807102     1305    15725 SH       SOLE                    15725
Oracle Corp                    COM              68389X105     5783   198989 SH       SOLE                   198989
Pfizer Inc                     COM              717081103     3447    74935 SH       SOLE                    74935
Phelps Dodge Corp              COM              717265102     1301    23315 SH       SOLE                    23315
Pitney Bowes Inc               COM              724479100      914    27600 SH       SOLE                    27600
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
RS Emerging Growth             COM              749721101      931    21158 SH       SOLE                    21158
Raytheon Class A               COM              755111309     2403    82866 SH       SOLE                    82866
Regions Finl Corp              COM              758940100     1578    57769 SH       SOLE                    57769
Royal Oak Mines                COM              78051D105        0    53000 SH       SOLE                    53000
Ryerson Tull Inc               COM              783755101      174    21082 SH       SOLE                    21082
Ryland Group Inc               COM              783764103      428    10500 SH       SOLE                    10500
SBC Communications             COM              78387G103     3158    66129 SH       SOLE                    66129
Schering-Plough                COM              806605101      301     5310 SH       SOLE                     5310
Scientific Atlanta             COM              808655104     3620   111170 SH       SOLE                   111170
Southern Co                    COM              842587107      583    17530 SH       SOLE                    17530
Southwest Airls Co             COM              844741108     2593    77341 SH       SOLE                    77341
State Str Corp                 COM              857473102      256     2065 SH       SOLE                     2065
Sun Microsystems Inc           COM              866810104     3688   132304 SH       SOLE                   132304
Teekay Shipping Corp           COM              V89564104     3043    80075 SH       SOLE                    80075
Tellabs Inc                    COM              879664100     5625    99565 SH       SOLE                    99565
Temple Inland Inc              COM              879868107     1418    26435 SH       SOLE                    26435
Texaco Inc                     COM              881694103      295     4750 SH       SOLE                     4750
Texas Instrs Inc               COM              882508104     4253    89770 SH       SOLE                    89770
Transocean Sedco Forex         COM              835420100     2083    45275 SH       SOLE                    45275
Tyco Intl LTD New              COM              902124106     5701   102715 SH       SOLE                   102715
Tyson Foods Inc Cl A           COM              902494103      146    11455 SH       SOLE                    11455
United Dominion Indus          COM              909914103      274    22500 SH       SOLE                    22500
United Technologies            COM              913017109      699     8896 SH       SOLE                     8896
Wal Mart Stores Inc            COM              931142103     7661   144204 SH       SOLE                   144204
Weyerhaeuser Co.               COM              962166104     2138    42125 SH       SOLE                    42125
Worldcom                       COM              98155K102      882    62724 SH       SOLE                    62724
Simmons First National Corp Pf PRD              828718205      142    12200 SH       SOLE                    12200